Organization, Business Operations and Liquidity (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 01, 2025
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Goodwill	$ 0
Asset Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
cash transactions	1,325,000
deferred purchase price	1,000,000
Services fees expense	$ 175,000
Rorschach Cayman LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ownership percentage		100.00%
Guidant Bio Therapeutics Inc. [Member] | Asset Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
percentage of common stock interest	40.00%